Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Net sales to unaffiliated customers:
Net sales	$ 1,454.6	$ 1,500.4	$ 1,544.8	$ 1,526.5	$ 1,462.6	$ 1,429.6	$ 1,492.8	$ 1,397.0	$ 6,026.3	$ 5,782.0	$ 5,186.2
Property, plant and equipment, net:
Property, plant and equipment, net	1,079.4				1,262.9				1,079.4	1,262.9	1,354.7
US [Member]
Net sales to unaffiliated customers:
Net sales									1,636.1	1,602.5	1,484.7
Property, plant and equipment, net:
Property, plant and equipment, net	370.5				488.4				370.5	488.4	509.3
Europe [Member]
Net sales to unaffiliated customers:
Net sales									2,007.8	1,896.7	1,813.1
Asia [Member]
Net sales to unaffiliated customers:
Net sales									1,533.5	1,474.9	1,198.8
Latin America [Member]
Net sales to unaffiliated customers:
Net sales									489.8	468.4	379.9
Other International [Member]
Net sales to unaffiliated customers:
Net sales									359.1	339.5	309.7
International [Member]
Property, plant and equipment, net:
Property, plant and equipment, net	$ 708.9				$ 774.5				$ 708.9	$ 774.5	$ 845.4